Income Tax (Recovery) Expense - Summary of Detailed Information About Components of Income Tax Expense Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Major components of tax expense (income) [abstract]
Current tax (recovery) expense	$ (52.7)	$ (209.0)
Deferred income tax expense	6.5	(106.8)
Income Tax Expense Continuing Operations	$ (46.2)	$ (315.8)